Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders’ Equity [Abstract]
Schedule of Weighted Average Assumptions used to Estimate the Fair Value of Stock Options and Warrants Granted

The following table reflects the weighted average assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2024:

2024
Volatility	110.42%
Expected life (years)	6.0
Risk-free interest rate	4.26%
Dividend rate	—%

The following table reflects the weighted average assumptions used to estimate the fair value of stock warrants granted during the year ended December 31, 2024:

2024
Volatility	79.42%
Expected life (years)	2
Risk-free interest rate	3.95%
Dividend rate	—%

Schedule of Stock Option and Warrant Activity

The following table summarizes the stock option activity for the years ended December 31, 2024 and 2023:

	Options	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2023	-	$-
Granted	235,000	$2.02
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and expected to vest, December 31, 2024	235,000	$2.02

Schedule of Information Regarding Outstanding and Exercisable Options and Warrants

The following table discloses information regarding outstanding and exercisable options at December 31, 2024:

	Outstanding			Exercisable
Exercise Price Range	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$2.02	235,000	$2.02	9.19	-	$-
	235,000	$2.02	9.19	-	$-

The following table discloses information regarding outstanding and exercisable warrants at December 31, 2024:

	Outstanding			Exercisable
Exercise Price Range	Number of Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Warrant Shares	Weighted Average Exercise Price
$0.75	1,200,000	$0.75	1.80	1,200,000	$0.75
$11.50	14,714,000	$11.50	3.77	14,714,000	$11.50
	15,914,000	10.69	3.62	15,914,000	3.62

Schedule of Summarizes the Stock Warrant Activity

The following table summarizes the stock warrant activity for the years ended December 31, 2024 and 2023:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding and exercisable, January 1, 2023	-	$-
Granted	14,564,000	$11.50
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding, December 31, 2023	14,564,000	$11.50
Granted	1,650,000	$2.82
Exercised		$-
Forfeited	(300,000)	$11.50
Expired	-	$-
Outstanding and expected to vest, December 31, 2024	15,914,000	$10.69